UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    FORM 13F

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  September 30, 2003
                                                ------------------

Check here if Amendment [   ]; Amendment Number:
                                                ------------------
     This Amendment (Check only one.):      [   ] is a restatement.
                                            [   ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:        CHESAPEAKE PARTNERS MANAGEMENT CO., INC.
Address:     1829 REISTERSTOWN ROAD
             SUITE 420
             BALTIMORE, MARYLAND  21208

Form 13F File Number:  28-4120

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:        MARK D. LERNER
Title:       VICE PRESIDENT
Phone:       (410) 602-0195

Signature, Place, and Date of Signing:

      /S/ MARK D. LERNER              BALTIMORE, MARYLAND           11/14/03
      -----------------------         -------------------            --------
           [Signature]                  [City, State]                [Date]

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                                                 FORM 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:         0
                                           ------------------------------

Form 13F Information Table Entry Total:    38
                                           ------------------------------

Form 13F Information Table Value Total:    $388,897
                                           ------------------------------
                                                      (thousands)

We have separately submitted a request for the confidential treatment of certain securities of the Company in accordance with Rule 24b-2 of the Securities Exchange Act of 1934.

List of Other Included Managers:

Provide a numbered list of name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

NONE

                                                 FORM 13F INFORMATION TABLE

   COLUMN 1            COLUMN 2     COLUMN 3   COLUMN 4          COLUMN 5         COLUMN 6    COLUMN 7             COLUMN 8
   --------            --------     --------   --------   ---------------------   --------    --------    -------------------------
                                                VALUE     SHRS OR   SH/    PUT/  INVESTMENT    OTHER           VOTING AUTHORITY
NAME OF ISSUER      TITLE OF CLASS    CUSIP    (x$1000)   PRN AMT   PRN    CALL  DISCRETION   MANAGERS    SOLE      SHARED     NONE
--------------      --------------    -----    --------   -------   ---    ----  ----------   --------    ----      ------     ----
Aether Systems, Inc.    Common     00808V105     5,979    1,308,214  SH             SOLE                   SOLE

Altria Group            Common     02209S103    21,493      490,700  SH             SOLE                   SOLE

Andrew Corp             Common     034425108     9,402      765,000  SH             SOLE                   SOLE

Apple Computer          Common     037833100     1,857       90,000  SH             SOLE                   SOLE

BB&T Corp               Common     054937107     1,575       43,848  SH             SOLE                   SOLE

Bristol Meyers Squibb   Common     110122108     9,699      378,000  SH             SOLE                   SOLE

Carnival Corp. ADR      Common     14365C103     1,684       52,896  SH             SOLE                   SOLE

Carnival Corp.          Common     9EQ05DWV7     7,169      225,163  SH             SOLE                   SOLE

CVS Corp.               Common     126650100     3,261      105,000  SH             SOLE                   SOLE

Dime Bancorp Lit Wts    Common     25429Q110       258    1,615,000  SH             SOLE                   SOLE

Disney (Walt) Holdings  Common     254687106     3,770      186,900  SH             SOLE                   SOLE

Freddie Mac             Common     313400301    52,586    1,004,500  SH             SOLE                   SOLE

Gemstar TV Guide        Common     36866W106       118       25,000  SH             SOLE                   SOLE


                                                 FORM 13F INFORMATION TABLE

   COLUMN 1            COLUMN 2     COLUMN 3   COLUMN 4          COLUMN 5         COLUMN 6    COLUMN 7             COLUMN 8
   --------            --------     --------   --------   ---------------------   --------    --------    -------------------------
                                                VALUE     SHRS OR   SH/    PUT/  INVESTMENT    OTHER           VOTING AUTHORITY
NAME OF ISSUER      TITLE OF CLASS    CUSIP    (x$1000)   PRN AMT   PRN    CALL  DISCRETION   MANAGERS    SOLE      SHARED     NONE
--------------      --------------    -----    --------   -------   ---    ----  ----------   --------    ----      ------     ----
HSBC Holdings           Common     404280406   26,347       399,200  SH             SOLE                   SOLE

Hudson United           Common     444165104    5,979       170,000  SH             SOLE                   SOLE

Imanage Inc.            Common     45245Y105       66        10,000  SH             SOLE                   SOLE

Integrated Defense Tech Common     45819B101    5,450       324,800  SH             SOLE                   SOLE

JC Penney               Common     708160106    1,068        50,000  SH             SOLE                   SOLE

Jacuzzi Brands          Common     469865109    3,058       493,200  SH             SOLE                   SOLE

Kraft Foods, Inc.       Common     50075N104    2,803        95,000  SH             SOLE                   SOLE

Legato Systems Inc.     Common     524651106   18,216     1,625,000  SH             SOLE                   SOLE

Lehman Bros             Common     524908100    6,217        90,000  SH             SOLE                   SOLE

Liberty Media Ser A     Common     530718105   10,850     1,088,216  SH             SOLE                   SOLE

Lucent Tech 8% Conv     Preferred  549463305    1,038         1,000  SH             SOLE                   SOLE

Neuberger Berman        Common     641234109   22,932       547,700  SH             SOLE                   SOLE

Nextwave Telecom        Common     65332M103    9,393     2,890,200  SH             SOLE                   SOLE

Northrop Grumman        Common     666807102   42,221       489,685  SH             SOLE                   SOLE

Overture Services       Common     69039R100    2,609        98,500  SH             SOLE                   SOLE

Quest Diagnostics       Common     74834L100      290         4,790  SH             SOLE                   SOLE



                                                 FORM 13F INFORMATION TABLE

   COLUMN 1            COLUMN 2     COLUMN 3   COLUMN 4          COLUMN 5         COLUMN 6    COLUMN 7             COLUMN 8
   --------            --------     --------   --------   ---------------------   --------    --------    -------------------------
                                                VALUE     SHRS OR   SH/    PUT/  INVESTMENT    OTHER           VOTING AUTHORITY
NAME OF ISSUER      TITLE OF CLASS    CUSIP    (x$1000)   PRN AMT   PRN    CALL  DISCRETION   MANAGERS    SOLE      SHARED     NONE
--------------      --------------    -----    --------   -------   ---    ----  ----------   --------    ----      ------     ----
Register.com            Common     75914G101      155        34,284  SH             SOLE                   SOLE

Rite Aid                Common     767754104      774       150,000  SH             SOLE                   SOLE

Sequenom, Inc.          Common     817337108      305        94,300  SH             SOLE                   SOLE

Sports Authority        Common     84917U109    1,080        34,336  SH             SOLE                   SOLE

Time Warner Inc.        Common     887315109   15,955     1,055,900  SH             SOLE                   SOLE

Titan Corporation       Common     888266103      834        40,000  SH             SOLE                   SOLE

Tyco International      Common     902124106   52,671     2,578,100  SH             SOLE                   SOLE

Warnaco Group           Common     934390402   33,668     2,159,613  SH             SOLE                   SOLE

Wiltel Comm.            Common     972487102    6,067       379,663  SH             SOLE                   SOLE
